E&E ASSETS (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
E&E ASSETS
Balance at beginning	$ 4,077,474
E&E expenditures:
Acquisition costs	25,000
Assays	3,391
Consulting	162,448
Field supplies and rentals	3,529
Field work	6,297
Government payments	3,324
Share-based compensation	20,447
Technical and assessment reports	750
Travel	10,872
Write-off of E&E assets	(770)
Total E&E expenditures	235,288
Balance at ending	4,312,762
Kelly Creek
E&E ASSETS
Balance at beginning	719,533
E&E expenditures:
Acquisition costs	0
Assays	0
Consulting	0
Field supplies and rentals	0
Field work	0
Government payments	0
Share-based compensation	6,815
Technical and assessment reports	0
Travel	0
Write-off of E&E assets	0
Total E&E expenditures	6,815
Balance at ending	726,348
Lone Mountain
E&E ASSETS
Balance at beginning	1,379,437
E&E expenditures:
Acquisition costs	0
Assays	3,391
Consulting	106,551
Field supplies and rentals	2,274
Field work	346
Government payments	0
Share-based compensation	6,816
Technical and assessment reports	750
Travel	9,452
Write-off of E&E assets	0
Total E&E expenditures	129,580
Balance at ending	1,509,017
Stockade Mountain
E&E ASSETS
Balance at beginning	1,978,504
E&E expenditures:
Acquisition costs	25,000
Assays	0
Consulting	55,247
Field supplies and rentals	1,255
Field work	5,951
Government payments	3,324
Share-based compensation	6,816
Technical and assessment reports	0
Travel	1,300
Write-off of E&E assets	0
Total E&E expenditures	98,893
Balance at ending	2,077,397
Fourmile Basin
E&E ASSETS
Balance at beginning	0
E&E expenditures:
Acquisition costs	0
Assays	0
Consulting	650
Field supplies and rentals	0
Field work	0
Government payments	0
Share-based compensation	0
Technical and assessment reports	0
Travel	120
Write-off of E&E assets	(770)
Total E&E expenditures	0
Balance at ending	$ 0